Investment in equity method investees (Tables)	12 Months Ended
Dec. 31, 2023
Investment in equity method investees
Schedule of Investment in equity method investees
Investments in equity method investees as of December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Sichuan VipFubon Consumer Finance Co., Ltd (“VipFubon”)	205,515	236,319
HongShan Fashion and Technology Industry Fund Investment Limited Partnership (“ HongShan Fashion and Technology”)	543,949	500,993
Shanxi Tianmei Shan Shan Outlets Shopping Mall Co., Ltd (“Shanxi Shan Shan”)	570,396	599,884
Guofu Life Insurance Co., Ltd (“Guofu”)	300,946	239,291
Gansu Shan Shan Outlets Shopping Mall Co., Ltd (“Gansu Shan Shan”)	157,761	163,141
Others	516,720	522,907
Less:
Impairment	(132,415)	(106,974)

Total	2,162,872	2,155,561